Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	$ 429,355	$ 425,000
Less: Accumulated amortization	(160,833)	(17,524)
Foreign currency translation adjustment	(11,711)	15,829
Intangible, net	256,811	423,305
Smart farming applications [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	86,897	86,897
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	4,355
Computer software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible, gross	$ 338,103	$ 338,103